RELATED PARTY TRANSACTIONS (Disclosure of remuneration of directors and other members of key management personnel) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Related party transactions [abstract]
Directors fees	$ 173,125	$ 140,625
Salaries and benefits	1,441,458	1,215,625
Share-based compensation	1,408,778	1,694,284
Total remuneration of key management personnel	$ 3,023,361	$ 3,050,534